REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 3)	12 Months Ended
Dec. 31, 2021 USD ($)
Previously Reported [Member]
Employee and director equity compensations	$ 3,377,512
Net loss	(9,163,366)
Revised [Member]
Employee and director equity compensations	2,970,027
Net loss	(8,775,881)
Adjustment [Member]
Employee and director equity compensations	(407,485)
Net loss	$ 407,485